SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Abstract]
Schedule Of Share-based Compensation Expense
SHARE-BASED COMPENSATION EXPENSE ― SEMPRA ENERGY CONSOLIDATED
(Dollars in millions, except per share amounts)
	Years ended December 31,
	2014	2013	2012
Share-based compensation expense, before income taxes	$46	$38	$40
Income tax benefit	(18)	(15)	(16)
Share-based compensation expense, net of income taxes	$28	$23	$24

Net share-based compensation expense, per common share
Basic	$0.11	$0.09	$0.10
Diluted	$0.11	$0.09	$0.10

SHARE-BASED COMPENSATION EXPENSE ― SDG&E AND SOCALGAS
(Dollars in millions)
	Years ended December 31,
	2014	2013	2012
SDG&E:
Compensation expense	$8	$8	$8
Capitalized compensation cost	3	3	3
SoCalGas:
Compensation expense	$8	$8	$7
Capitalized compensation cost	2	1	1

Schedule Of Non Qualified Stock Options [Abstract]
Schedule Of Non-qualified Stock Options
NON-QUALIFIED STOCK OPTIONS

			Weighted-
		Weighted-	average
	Shares	average	remaining	Aggregate
	under	exercise	contractual term	intrinsic value
	option	price	(in years)	(in millions)
Outstanding at December 31, 2013	1,459,145	$53.18
Exercised	(699,783)	$52.48
Forfeited/canceled	(1,950)	$45.36
Outstanding at December 31, 2014	757,412	$53.84	3.2	$44

Vested or expected to vest, at December 31, 2014	757,412	$53.84	3.2	$44
Exercisable at December 31, 2014	757,412	$53.84	3.2	$44

Schedule Of Restricted Stock Awards And Units Valuation Assumptions [Abstract]
Schedule Of Restricted Stock Awards And Units Valuation Assumptions
	2014	2013	2012
Risk-free rate of return	1.2%	0.6%	0.6%
Annual dividend yield(1)	N/A	3.3	3.4
Stock price volatility	16	19	27
(1)	Annual dividend yield was not used in valuations performed in 2014.

Schedule Of Restricted Stock Awards [Abstract]
Schedule Of Restricted Stock Awards
RESTRICTED STOCK AWARDS

		Weighted-
		average
		grant-date
	Shares	fair value
Nonvested at December 31, 2013	17,469	$62.43
Vested	(8,231)	$60.87
Nonvested at December 31, 2014	9,238	$63.81
Vested or expected to vest, at December 31, 2014	9,238	$63.81

Schedule Of Restricted Stock Units [Abstract]
Schedule Of Restricted Stock Units
RESTRICTED STOCK UNITS

	Performance-based		Service-based
	restricted stock units		restricted stock units(2)
		Weighted-		Weighted-
		average		average
		grant-date		grant-date
	Units	fair value	Units	fair value
Nonvested at December 31, 2013	3,164,561	$47.55	215,598	$63.30
Granted	444,241	$88.01	111,653	$91.54
Vested	(720,600)	$44.38	(21,268)	$66.84
Forfeited	(13,260)	$57.83	(2,746)	$67.79
Nonvested at December 31, 2014(1)	2,874,942	$54.55	303,237	$73.41
Vested or expected to vest, at December 31, 2014	2,816,676	$54.22	290,822	$73.31
(1)		Each unit represents the right to receive one share of our common stock if applicable performance conditions are satisfied. For all performance-based restricted stock units, up to an additional 50 percent (100 percent for awards granted in 2014) of the shares represented by the units may be issued if Sempra Energy exceeds target performance conditions.
(2)		Includes restricted stock units issued in 2014 in connection with the creation of the Cameron LNG Holdings joint venture.